As filed with the Securities and Exchange Commission on April 7, 2017

Registration No. 333-186034

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 142	☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 24, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 6 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 142 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 24, 2017, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 5 on February 8, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 141 to the Registrant’s Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 7th day of April, 2017.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

Blake S. Bostwick *
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 7, 2017

* Eric J. Martin	Controller, Senior Vice President and Assistant Treasurer	April 7, 2017

* Mark Mullin*	Director and Chairman of the Board	April 7, 2017

* Jason Orlandi	Director, Executive Vice President, Secretary and General Counsel	April 7, 2017

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 7, 2017

* C. Michiel van Katwijk	Director, Executive Vice President, Chief Financial Officer and Treasurer	April 7, 2017

* Wendy E. Cooper*	Director	April 7, 2017

* Anne C. Kronenberg*	Director	April 7, 2017

* June Yuson*	Director	April 7, 2017

/s/ Alison Ryan Alison Ryan	Assistant Secretary	April 7, 2017

*	By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.